Note 22 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]
17.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 7, 2024 and determined that there were no such events requiring recognition or disclosure in the condensed consolidated financial statements, other than as noted below.

On July 25, 2024, the Company entered into a Share Purchase Agreement ("Purchase Agreement") with an investor, in which the investor has committed to purchase, subject to certain limitations, up to $50,000 ("Total Commitment") of the Company's common stock.  Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right, but not the obligation, to sell to the investor, and the investor is obligated to purchase, up to the Total Commitment. Such sales of common stock by the Company, if any, will be subject to certain limitations, and may occur from time-to-time in the Company’s sole discretion, commencing once certain customary conditions are satisfied, including the filing and securing effectiveness of a resale registration statement with the U.S. Securities and Exchange Commission (the “SEC”) with respect to the shares to be sold to the investor under the Purchase Agreement.

22.	SUBSEQUENT EVENTS
Management has evaluated subsequent events through March 26, 2024 and determined that there were no such events requiring recognition or disclosure in the financial statements.